Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 146,366	$ 142,428
Cost of revenues	(167,868)	(131,910)
Gross (loss) profit	(21,502)	10,518
Operating expenses
General and administrative expenses	(39,292)	(51,506)
Realized loss on disposition of digital assets		(150,810)
Reversal of revaluation loss on digital assets	2,695	2,166
Loss on disposition of property, plant and equipment	(1,778)	(1,277)
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	(12,252)	(75,213)
Impairment on goodwill		(17,900)
Operating loss	(72,129)	(284,022)
Net financial (expenses) income	(37,194)	90,966
Net loss before income taxes	(109,323)	(193,056)
Income tax recovery	401	17,412
Net loss	(108,922)	(175,644)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242
Total comprehensive loss, net of tax	$ (99,680)	$ (175,644)
Loss per share
Basic (in Dollars per share)	$ (0.42)	$ (0.85)
Diluted (in Dollars per share)	$ (0.42)	$ (0.85)
Weighted average number of common shares outstanding
Basic (in Shares)	262,237,117	207,776,081
Diluted (in Shares)	262,237,117	207,776,081